Lease Liabilities (Details) - Schedule of Minimum Future Rental Income - Non-cancellable agreements [Member] ¥ in Thousands	Sep. 30, 2024 CNY (¥)
Schedule of Minimum Future Rental Income [Line Items]
2025	¥ 200
Total lease payments	¥ 200